SEGMENT INFORMATION - Non-current Assets Other Than Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 971,050	$ 678,761
Spain
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	540,237	396,970
Argentina
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	165,163	104,929
United States of America
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	66,701	68,767
United Kingdom
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	52,185	293
Colombia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	50,785	43,237
Mexico
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	30,445	20,761
India
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	21,521	11,350
Uruguay
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	15,546	12,971
Perú
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	6,883	3,986
Chile
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	6,660	4,877
Belarus
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	6,157	0
Luxembourg
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	4,226	4,226
Brazil
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	3,783	2,702
Other countries
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 758	$ 3,692